ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	2,450,392	1,554,658	218,969
Allowance for credit losses	(47,962)	(24,743)	(3,485)
Accounts receivable, net	2,402,430	1,529,915	215,484

The movements of the allowance for credit losses were as follows:

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	15,770	32,265	47,962	6,755
Adoption of ASC 326*	5,684	—	—	—
Provision for expected credit losses	121,731	323,848	550,891	77,592
Write-offs charged against the allowance for credit losses**	(101,202)	(273,286)	(497,391)	(70,056)
Recoveries during the year	(9,718)	(34,865)	(76,719)	(10,806)
Balance at end of the year	32,265	47,962	24,743	3,485
*

On January 1, 2021, the Group adopted ASC 326 using a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684.

**

The increase in write-offs charged against the allowance for credit losses was mainly due to the deterioration of third-party customers’ financial condition resulted from their worsening business operation impacted by economic conditions.